Convertible Debt Net (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Totals [Member]
Balance at beginning	$ 200,000	$ 4,039,950	$ 1,938,994
Add: Amortization of Debt Discount		474,283	2,100,956
Less Repayments/Conversions	(200,000)
Balance at end		200,000	4,039,950
Third Party [Member]
Balance at beginning	150,000	3,989,950	1,911,995
Add: Amortization of Debt Discount		474,283	2,077,955
Less Repayments/Conversions	(150,000)	(4,314,233)
Balance at end		150,000	3,989,950
Related Party [Member]
Balance at beginning	50,000	50,000	26,999
Add: Amortization of Debt Discount		0	23,001
Less Repayments/Conversions	(50,000)
Balance at end		$ 50,000	$ 50,000